Cash And Cash Equivalents (Tables)	12 Months Ended
Dec. 31, 2022
Cash and cash equivalents [abstract]
Summary Of Detailed Information About Cash And Cash Equivalents

	December 31, 2022	December 31, 2021
	S$’000	S$’000
Cash on hand	18	18
Cash at bank	113,847	290,597
Fixed deposits	275,235	22,532

	389,100	313,147